Significant Accounting Policies (Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	2.56%
Expected volatility	0.00%	0.00%	34.29%
Risk-free interest rate	0.00%	0.00%	0.87%
Expected life			4 years
Forfeiture rate	0.00%	0.00%	0.56%
Suboptimal factor	0	0.00	1.75